Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Equity attributable to owners of the Company	Share capital	Share premium	Trans-lation reserve	Hedging reserve	Treasury shares	Retained earnings	Non-controlling interest
Beginning balance	$ 1,192,324	$ 1,192,324	$ 239,148	$ 460,486	$ (2,045)	$ 2,145	$ (284,508)	$ 777,098	$ 0
Changes in equity [abstract]
Profit (loss) for the period	32,789	51,766						51,766	(18,977)
Total other comprehensive income (expense)	9,536	9,536			11,330	(1,794)
Total comprehensive income (expense) for the period	42,325	61,302			11,330	(1,794)		51,766	(18,977)
Transactions with owners of the company
Business Combination - initial purchase	1,460,354								1,460,354
Business Combination - subsequent purchases	(137,066)	73,705						73,705	(210,771)
Dividends to Non-controlling interest	(5,095)								(5,095)
Total transactions with owners	1,318,193	73,705						73,705	1,244,488
Ending balance at Jun. 30, 2025	2,552,842	1,327,331	239,148	460,486	9,285	351	(284,508)	902,569	1,225,511
Beginning balance	2,552,842	1,327,331	239,148	460,486	9,285	351	(284,508)	902,569	1,225,511
Beginning balance	2,623,320	2,623,320	343,440	1,817,557	9,502	90	(284,508)	737,239	0
Changes in equity [abstract]
Profit (loss) for the period	733,214	733,214						733,214
Total other comprehensive income (expense)	(3,402)	(3,402)			(4,356)	954
Total comprehensive income (expense) for the period	729,812	729,812			(4,356)	954		733,214
Transactions with owners of the company
Dividends	(232,137)	(232,137)		(127,675)				(104,462)
Total transactions with owners	(232,137)	(232,137)		(127,675)				(104,462)
Ending balance at Jun. 30, 2026	3,120,994	3,120,994	343,440	1,689,882	5,146	1,044	(284,508)	1,365,990	0
Beginning balance	$ 3,120,994	$ 3,120,994	$ 343,440	$ 1,689,882	$ 5,146	$ 1,044	$ (284,508)	$ 1,365,990	$ 0